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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

Morgan Stanley Municipal Income Opportunities Trust III
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                               (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS June 30, 2005 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                               COUPON          MATURITY
  THOUSANDS                                                                                RATE             DATE            VALUE
  ---------                                                                                ----             ----          ---------
              TAX-EXEMPT MUNICIPAL BONDS (96.4%)
              Educational Facilities Revenue (7.8%)
      1,000   Pima County Industrial Development Authority, Arizona, Noah               6.125%             12/15/34     $ 1,025,200
                Webster Basic School Ser 2004 A
        600   ABAG Finance Authority for Nonprofit Corporations, California,             7.50              05/01/11         625,278
                National Center for International Schools COPs
      1,200   San Diego County, California, The Burnham Institute COPs                   6.25              09/01/29       1,266,180
        500   Bellalago Educational Facilities Benefits District, Florida, Bellalago     5.80              05/01/34         517,450
                Charter School Ser 2004 B
      1,000   Volusia County Educational Facilities Authority, Florida,                 6.125              10/15/16       1,050,230
                Embry-Riddle Aeronautical University Ser 1996 A
        500   Illinois Finance Authority, Fullerton Village Student Housing Ser         5.125              06/01/35         506,045
                2004 A
      1,500   Upland, Indiana, Taylor University Ser 2002                                6.25              09/01/28       1,667,340
    -------                                                                                                             -----------
      6,300                                                                                                               6,657,723
    -------                                                                                                             -----------

              Hospital Revenue  (17.2%)
      1,000   Colbert County - Northwest Health Care Authority, Alabama, Helen           5.75              06/01/27       1,047,900
                Keller Hospital Ser 2003
      1,000   Arizona Health Facilities Authority, John C Lincoln Health Ser 2002       6.375              12/01/37       1,114,600
      1,500   Hawaii Department of  Budget & Finance, Wilcox Memorial Hospital           5.50              07/01/28       1,523,220
                Ser 1998
        500   Indiana Health Facility Financing Authority, Riverview Hospital           6.125              08/01/31         544,170
                Ser 2002
        500   Massachusetts Development Finance Authority, Evergreen Center              5.50              01/01/35         510,835
                Ser 2005
      1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                  6.75              10/01/31       1,032,200
      1,000   Henderson, Nevada, Catholic Health West Ser 1998 A                        5.125              07/01/28       1,022,100
      1,000   New Hampshire Higher Educational & Health Facilities Authority,            6.00              05/01/28       1,020,470
                Littleton Hospital Assn Ser 1998 A
      1,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay         7.25              07/01/27       1,043,000
                Medical Center Ser 1994
      1,000   Oklahoma Development Finance Authority, Comanche County                    6.60              07/01/31       1,125,940
                Hospital 2000 Ser B
        500   St Mary Hospital Authority, Pennsylvania, Catholic Health East            5.375              11/15/34         531,090
                2004 Ser B
      1,000   South Carolina Jobs Economic Development Authority, Palmetto              6.875              08/01/27       1,160,180
                Health Refg & Impr Ser 2003 C
        500   Knox County Health, Educational & Housing Facility Board,                  6.50              04/15/31         535,000
                Tennessee, Baptist Health of East Tennessee Ser 2002
        500   Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A        7.125              09/01/34         547,440
        380   Hidalgo County Health Services Corporation, Texas, Mission                 5.00              08/15/13         394,204
                Hospital Ser 2005
      1,500   Teton County Hospital District, Wyoming, St John's Medical Center          6.75              12/01/27       1,551,855
    -------     Ser 2002                                                                                                -----------
     13,880                                                                                                              14,704,204
    -------                                                                                                             -----------


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
              Industrial Development/Pollution Control Revenue  (13.4%)
      1,000   Los Angeles, California, American Airlines Inc Terminal 4                  7.50              12/01/24       1,060,870
                Ser 2002 C (AMT)
      1,105   Metropolitan Washington Airports Authority, District of Columbia &       10.125              09/01/11       1,106,690
                Virginia, CaterAir International Corp Ser 1991 (AMT) +
              Hawaii Department of Budget & Finance,
        200     Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)                             6.20              05/01/26         206,970
        500     Hawaiian Electric Co Ser 1999 B (AMT) (Ambac)                            5.75              12/01/18         548,135
        600   Chicago, Illinois,  United Airlines Inc Refg Ser 2001 C (a)                6.30              05/01/16          99,210
      1,000   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                           6.00              06/01/27       1,030,030
      1,235   Maryland Industrial Development Financing Authority, Medical               8.75              11/15/10         874,541
                Waste Associates LP 1989 Ser (AMT)
      1,000   New Jersey Economic Development Authority, Continental Airlines           6.625              09/15/12         956,080
                Inc Ser 1999 (AMT)
      1,000   New York City Industrial Development Agency, New York, 7 World             6.50              03/01/35       1,053,970
                Trade Center LLC Ser A
      1,000   Beaver County Industrial Development Authority, Pennsylvania,              7.75              05/01/20       1,038,290
                Toledo Edison Co Collateralized Ser 1995 B
        725   Carbon County Industrial Development Authority, Pennsylvania,              6.65              05/01/10         789,815
                Panther Creek Partners Refg 2000 Ser (AMT)
        500   Pennsylvania Economic Development Financing Authority, Reliant             6.75              12/01/36         540,315
                Energy Inc Ser 2001 A (AMT)
        575   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988        7.50              09/01/08         568,974
        650   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)       7.70              04/01/33         774,189
        800   Pittsylvania County Industrial Development Authority, Virginia,            7.45              01/01/09         820,192
    -------     Multi-Trade of Pittsylvania County Ser 1994 A (AMT)                                                     -----------

     11,890                                                                                                              11,468,271
    -------                                                                                                             -----------

              Mortgage Revenue - Multi-Family  (4.0%)
        500   Honolulu City & County, Hawaii, Smith-Beretania Apartments FHA             5.45              01/01/25         501,055
                Insured Ser 2002 A
              Alexandria Redevelopment & Housing Authority, Virginia,
      1,760     Courthouse Commons Apts Ser 1990 A (AMT)                                10.00              01/01/21       1,609,221
      8,947     Courthouse Commons Apts Ser 1990 B (AMT)                                 0.00              01/01/21         977,398
        290   Washington Housing Finance Commission, FNMA Collateralized                 7.50              07/01/23         290,571
    -------     Refg Ser 1990 A                                                                                         -----------
     11,497                                                                                                               3,378,245
    -------                                                                                                             -----------

              Mortgage Revenue - Single Family  (1.4%)
         85   Maricopa County Industrial Development Authority, Arizona,                 6.25              12/01/30          85,978
                Ser 2000-1C (AMT)
        265   Colorado Housing Finance Authority, 1998 Ser B-2 (AMT)                     7.25              10/01/31         273,141
        235   Hawaii Housing Finance & Development, 1994 Ser B (MBIA)                    5.90              07/01/27         238,165
        560   Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                 6.45              09/01/29         563,427
    -------                                                                                                             -----------
      1,145                                                                                                               1,160,711
    -------                                                                                                             -----------

              Nursing & Health Related Facilities Revenue  (10.2%)
      2,000   Orange County Health Facilities Authority, Florida, Westminister           6.75              04/01/34       1,974,720
                Community Care Services Inc Ser 1999

      1,000   Pinellas County Health Facilities Authority, Florida, Oaks of              6.25              06/01/34       1,061,290
                Clearwater Ser 2004
        960   Iowa Health Facilities Development Financing Authority, Care               9.25              07/01/25       1,178,323
                Initiatives Ser 1996
      1,200   Westside Habilitation Center, Louisiana, Intermediate Care Facility       8.375              10/01/13       1,212,120
                for the Mentally Retarded Refg Ser 1993
      1,455   Massachusetts Development Finance Agency, Kennedy-Donovan                  7.50              06/01/10       1,509,752
                Center Inc 1990 Issue
        760   New Jersey Health Care Facilities Financing Authority, Spectrum            6.50              02/01/22         761,672
                for Living - FHA Insured Mortgage Refg Ser B
      1,000   Mount Vernon Industrial Development Agency, New York,                      6.20              06/01/29       1,023,910
    -------     Meadowview at the Wartburg Ser 1999                                                                     -----------
      8,375                                                                                                               8,721,787
    -------                                                                                                             -----------

              Public Facilities Revenue  (1.2%)
      1,000   Kansas City, Industrial Development Authority, Missouri, Plaza             5.90              03/01/24       1,008,410
    -------     Library Ser 2004                                                                                        -----------

              Recreational Facilities Revenue  (13.6%)
      1,000   Sacramento Financing Authority, California, Convention Center              6.25              01/01/30       1,062,040
                Hotel 1999 Ser A
      1,300   San Diego County, California, San Diego Natural History Museum             5.60              02/01/18       1,249,560
                COPs
      1,000   Metropolitan Football Stadium District, Colorado, Sales Tax Ser 1999       0.00              01/01/10         859,150
                A (MBIA)
        500   Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996             6.40              09/01/11         525,780
                Ser A (b)
      1,500   Mohegan Tribe of Indians of Connecticut Gaming Authority,                  6.25              01/01/31       1,625,475
                Ser 2001
      1,000   Overland Park Development Corporation, Kansas, Convention                 7.375              01/01/32       1,100,100
                Center Hotel Ser 2000 A
      3,000   St Louis Industrial Development Authority, Missouri, Kiel Center           7.75              12/01/13       3,056,400
                Refg Ser 1992 (AMT)
      1,000   Philadelphia Authority, The Franklin Institute Ser 1998                    5.20              06/15/26       1,007,630
      1,000   Austin Convention Enterprises Inc, Texas, Convention Center Hotel          6.70              01/01/32       1,068,770
    -------     Ser 2000 A                                                                                              -----------

     11,300                                                                                                              11,554,905
    -------                                                                                                             -----------

              Retirement & Life Care Facilities Revenue  (19.6%)
      1,100   Orange County Health Facilities Authority, Florida, Orlando Lutheran      5.375              07/01/20       1,114,432
                Towers Inc. Ser 2005
      2,000   St Johns County Industrial Development Authority, Florida,                 8.00              01/01/30       2,163,400
                Glenmoor Ser 1999 A
        500   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A               8.00              11/15/33         579,030
      1,000   Illinois Finance Authority, Friendship Village of Schaumburg,             5.625              02/15/37         996,260
                Ser 2005 A
        750   Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1       6.90              11/15/33         792,893
      1,425   Massachusetts Development Finance Agency, Loomis Communities              5.625              07/01/15       1,425,356
                Ser 1999 A

      1,000   Kansas City Industrial Development Authority, Missouri, Bishop             6.25              01/01/24       1,045,900
                Spencer 2004 Ser I

              New Jersey Economic Development Authority,
      1,000     Cedar Crest Village Inc Ser 2001 A                                       7.25              11/15/31       1,084,770
      1,000     Franciscan Oaks Ser 1997                                                 5.70              10/01/17       1,014,420
      1,000     Franciscan Oaks Ser 1997                                                 5.75              10/01/23       1,009,820
        500   Montgomery County Industry Development Authority, Pennsylvania,            6.25              02/01/35         532,990
                Whitemarsh Community Ser 2005
        750   Shelby County Health, Educational & Housing Facilities Board,              7.25              12/01/34         788,355
                Tennessee, Village at Germantown Ser 2003 A
      1,000   Bexar County Health Facilities Development Corporation, Texas,             6.30              07/01/32       1,089,210
                Army Retirement Residence Ser 2002
      2,625   Chesterfield County Industrial Development Authority, Virginia,            6.50              01/01/28       2,525,758
                Brandermill Woods Ser 1998
        500   Peninsula Ports Authority of Virginia, Virginia Baptist Homes             7.375              12/01/32         553,385
    -------     Ser 2003 A                                                                                              -----------

     16,150                                                                                                              16,715,979
    -------                                                                                                             -----------

              Tax Allocation Revenue  (6.8%)
      1,000   San Marcos Community Facilities District No. 2002-01, California,          5.90              09/01/28       1,038,640
                University Commons Ser 2004
              Elk Valley Public Improvement Corporation, Colorado,
        500     Ser 2001 A                                                               7.30              09/01/22         540,675
        500     Ser 2001 A                                                               7.35              09/01/31         536,590
      1,000   Midtown Miami Florida Community Development District, Florida,             6.25              05/01/37       1,062,260
                Ser 2004 A
        500   Chicago, Illinois, Lake Shore East Ser 2002                                6.75              12/01/32         522,445
      1,000   Des Peres, Missouri, West County Center Ser 2002                           5.75              04/15/20       1,038,280
        500   Clark County Special Improvement District 142, Nevada, Mountains          6.375              08/01/23         515,480
                Edge Ser 2003
        500   Allegheny County Redevelopment Authority, Pennsylvania,                    5.60              07/01/23         527,015
    -------     Pittsburgh Mills Ser 2004                                                                               -----------
      5,500                                                                                                               5,781,385
    -------                                                                                                             -----------

              Transportation Facilities Revenue  (1.2%)
      1,000   Nevada Department of Business & Industry, Las Vegas Monorail              7.375              01/01/40       1,052,940
    -------     2nd Tier Ser 2000                                                                                       -----------
     88,037   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $79,766,331)                                                        82,204,560
    -------                                                                                                             -----------

              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.1%)
        600   Missouri Health & Educational Authority, Washington University             2.30*             02/15/34        600,000
                Ser 2004 A (Demand 07/01/05)
      1,200   Harris County Health Facilities Development Corporation, Texas,            2.30*             12/01/32       1,200,000
                Methodist Hospital Ser 2005 B (Demand 07/01/05)
        900   Washington Health Care Facilities Authority, Virginia,  Mason              2.26*             02/15/27         900,000
    -------     Medical Center Ser 1997 B (MBIA) (Demand 07/01/05)                                                      -----------
      2,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $2,700,000)                                         2,700,000
    -------                                                                                                             -----------


    $90,737   TOTAL INVESTMENTS (COST $82,466,331) (c)                                   99.5%                           84,904,560
    =======   OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.5                               395,816
                                                                                       ------                           -----------
              NET ASSETS                                                                100.0%                          $85,300,376
                                                                                       ======                           ===========

-----------------------

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

*     Current coupon of variable rate demand obligation.

+     Joint exemption in locations shown.

(a)   Bond in default; issuer in bankruptcy.

(b)   Resale is restricted to qualified institutional investors.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,593,914 and the aggregate gross unrealized depreciation is $2,068,757 resulting in net unrealized appreciation of $2,525,157.


Bond Insurance:
---------------

Ambac   Ambac Assurance Corporation.

MBIA    Municipal Bond Investors Assurance Corporation.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alabama                                                                                                   1.2 %
Arizona                                                                                                   2.6
California                                                                                                7.4
Colorado                                                                                                  2.6
Connecticut                                                                                               2.5
District of Columbia                                                                                      1.3
Florida                                                                                                  10.5
Hawaii                                                                                                    4.2
Illinois                                                                                                  4.1
Indiana                                                                                                   2.6
Iowa                                                                                                      2.6
Kansas                                                                                                    1.3
Louisiana                                                                                                 1.4
Maryland                                                                                                  1.0
Massachusetts                                                                                             4.0
Missouri                                                                                                  9.1
Nevada                                                                                                    3.0
New Hampshire                                                                                             1.2
New Jersey                                                                                                6.9
New York                                                                                                  2.4
Oklahoma                                                                                                  1.3
Pennsylvania                                                                                              5.8
South Carolina                                                                                            2.0
Tennessee                                                                                                 1.6
Texas                                                                                                     6.0
Virginia                                                                                                 10.0
Washington                                                                                                0.4
Wyoming                                                                                                   1.8
Joint exemptions*                                                                                       (1.3)
                                                                                                        -----
                                                                  Total                                 99.5%
                                                                                                        =====


* Joint exemptions have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form
N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005



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